Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net income / (loss)	$ (81,696)	$ (105,197)
Other comprehensive loss:
Unrealized loss from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	(972)	(4,827)
Less:
Reclassification adjustments of interest rate swap loss	709	1,718
Other comprehensive loss	(263)	(3,109)
Comprehensive income / (loss)	$ (81,959)	$ (108,306)